Schedule of other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Operating Profitloss
Amortization of intangible assets	$ 279	$ 360	$ 384
Depreciation of property, plant and equipment	649	157	746
Auditors’ remuneration - audit fees	315	250	267
Auditors’ remuneration - tax services
Directors’ emoluments	1,945	777	742
Other gains	$ (1,272)	$ (16)	$ (89)